UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund –
.
TSBLX QM U.S. Bond Index
Fund–
.
I  Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE QM U.S. Bond Index Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE QM U.S. Bond Index Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. Bond Index Fund
Portfolio Summary

Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.00% of the
portfolio at the end of the reporting period.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
QM U.S. Bond Index Fund

T. ROWE PRICE QM U.S. Bond Index Fund

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE QM U.S. Bond Index Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE QM U.S. Bond Index Fund

QM U.S. BOND INDEX FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,067.70 $1.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.55   1.25
I Class
Actual   1,000.00   1,069.50   0.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.20   0.60
Z Class
Actual   1,000.00   1,069.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.25%, the
2
I Class
was 0.12%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 9.33 $ 11.40 $ 11.77 $ 11.34 $ 10.49 $ 11.01
Investment activities
Net investment
income
(1)(2)
0.16 0.24 0.21 0.27 0.33 0.29
Net realized and
unrealized gain/loss 0.47 (2.07) (0.22) 0.46 0.85 (0.50)
Total from
investment activities 0.63 (1.83) (0.01) 0.73 1.18 (0.21)
Distributions
Net investment
income (0.16) (0.24) (0.21) (0.28) (0.33) (0.31)
Net realized gain — — (0.15) (0.02) — —
Total distributions (0.16) (0.24) (0.36) (0.30) (0.33) (0.31)
NET ASSET VALUE
End of period $ 9.80 $ 9.33 $ 11.40 $ 11.77 $ 11.34 $ 10.49

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
6.77% (16.20)% (0.08)% 6.49% 11.42% (1.96)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.26%
(4)
0.27% 0.23% 0.29% 0.30% 0.30%
Net expenses after
waivers/payments
by Price Associates 0.25%
(4)
0.25% 0.23% 0.29% 0.30% 0.30%
Net investment
income 3.32%
(4)
2.23% 1.82% 2.36% 2.97% 2.74%
Portfolio turnover rate
(5)
30.0% 203.5% 225.2% 161.2% 71.2% 106.8%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 19.1% 64.9% 63.7% 69.8% 50.4% 60.4%
Net assets, end of
period (in millions) $652 $551 $1,310 $1,620 $1,195 $1,108
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.33 $ 11.41 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.17 0.27 0.22 0.02
Net realized and unrealized gain/loss 0.48 (2.09) (0.20) (0.03)
(4)
Total from investment activities 0.65 (1.82) 0.02 (0.01)
Distributions
Net investment income (0.17) (0.26) (0.23) (0.02)
Net realized gain — — (0.15) —
Total distributions (0.17) (0.26) (0.38) (0.02)
NET ASSET VALUE
End of period $ 9.81 $ 9.33 $ 11.41 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
6.95% (16.16)% 0.12% (0.10)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.13%
(6)
0.13% 0.13% 0.11%
(6)
Net expenses after waivers/payments by Price
Associates 0.12%
(6)
0.12% 0.12% 0.11%
(6)
Net investment income 3.45%
(6)
2.58% 1.94% 2.38%
(6)
Portfolio turnover rate
(7)
30.0% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding mortgage dollar
roll transactions 19.1% 64.9% 63.7% 69.8%
Net assets, end of period (in thousands) $543,334 $509,738 $274,644 $24,770
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.33 $ 11.40 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.17 0.29 0.24 0.02
Net realized and unrealized gain/loss 0.47 (2.09) (0.22) (0.03)
(4)
Total from investment activities 0.64 (1.80) 0.02 (0.01)
Distributions
Net investment income (0.17) (0.27) (0.24) (0.02)
Net realized gain — — (0.15) —
Total distributions (0.17) (0.27) (0.39) (0.02)
NET ASSET VALUE
End of period $ 9.80 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
6.90% (15.99)% 0.15% (0.09)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.10%
(6)
0.10% 0.12% 0.25%
(6)
Net expenses after waivers/payments by Price
Associates 0.00%
(6)
0.00% 0.00% 0.00%
(6)
Net investment income 3.58%
(6)
2.82% 2.07% 2.10%
(6)
Portfolio turnover rate
(7)
30.0% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding mortgage dollar
roll transactions 19.1% 64.9% 63.7% 69.8%
Net assets, end of period (in thousands) $50,074 $24,909 $1,879 $100
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.1%
Car Loan 1.4%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 1,170 1,134
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26  (1) 655 613
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 2,939
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 1,965
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,588
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 889
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30  (1) 2,745 2,702
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 2,020 1,847
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 520 525
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,482
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 617
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,251
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25  1 1
17,553
Other Asset-Backed Securities 1.1%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.306%, 4/15/35  (1) 2,280 2,245

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.388%, 7/15/36  (1) 1,565 1,529
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,304
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 778 694
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,679 1,384
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 6.035%, 5/20/34  (1) 2,155 2,110
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 78 75
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,280 1,218
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 1,255 1,232
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 852 797
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 252 232
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 22 22
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 175 175
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35  (1) 11 11
14,028
Student Loan 0.6%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 657 626
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68  (1) 696 646

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 778 725
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 948 880
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 290 260
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 271 248
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 485 468
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37  (1) 478 444
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,275 1,145
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 2,346 2,074
7,516
Total Asset-Backed Securities
(Cost $41,519) 39,097
CORPORATE BONDS 26.4%
FINANCIAL INSTITUTIONS 10.6%
Banking 6.5%
ABN AMRO Bank, 4.75%, 7/28/25  (1) 390 378
Ally Financial, 2.20%, 11/2/28  1,505 1,226
American Express, 4.90%, 2/13/26  3,385 3,409
Banco Santander, 3.49%, 5/28/30  600 532
Banco Santander Mexico, 5.375%, 4/17/25  (1) 1,260 1,259
Bank of America, 3.50%, 4/19/26  600 583
Bank of America, 4.00%, 1/22/25  650 638
Bank of America, 4.20%, 8/26/24  290 286
Bank of America, 6.00%, 10/15/36  300 325
Bank of America, 7.75%, 5/14/38  150 182
Bank of America, VR, 2.592%, 4/29/31  (2) 1,875 1,593
Bank of America, VR, 2.676%, 6/19/41  (2) 1,575 1,117
Bank of America, VR, 3.824%, 1/20/28  (2) 2,280 2,179
Bank of America, VR, 4.244%, 4/24/38  (2) 45 40

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Banque Federative du Credit Mutuel, 4.935%, 1/26/26  (1) 3,570 3,558
Barclays, VR, 2.852%, 5/7/26  (2) 1,640 1,545
BPCE, 4.00%, 9/12/23  (1) 1,550 1,538
BPCE, 4.50%, 3/15/25  (1) 1,015 984
BPCE, 5.70%, 10/22/23  (1) 850 844
Capital One Financial, 3.65%, 5/11/27  1,430 1,337
Capital One Financial, 3.90%, 1/29/24  810 803
Citigroup, 5.875%, 1/30/42  450 478
Citigroup, VR, 3.887%, 1/10/28  (2) 2,050 1,974
Citigroup, VR, 4.075%, 4/23/29  (2) 1,920 1,837
Credit Suisse, 2.95%, 4/9/25  1,080 1,003
Credit Suisse Group, VR, 2.193%, 6/5/26  (1)(2) 1,405 1,261
Credit Suisse Group, VR, 2.593%, 9/11/25  (1)(2) 1,400 1,304
Danske Bank, VR, 3.244%, 12/20/25  (1)(2) 2,290 2,186
Discover Bank, 2.70%, 2/6/30  (3) 2,000 1,639
Discover Financial Services, 3.75%, 3/4/25  1,440 1,366
Fifth Third Bancorp, 1.625%, 5/5/23  920 920
Goldman Sachs Group, 3.50%, 1/23/25  750 729
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,187
Goldman Sachs Group, 4.25%, 10/21/25  825 805
Goldman Sachs Group, 6.75%, 10/1/37  455 496
Goldman Sachs Group, VR, 3.272%, 9/29/25  (2) 1,915 1,850
HSBC Bank USA, 5.875%, 11/1/34  550 554
HSBC Holdings, VR, 2.013%, 9/22/28  (2) 3,345 2,895
JPMorgan Chase, 2.95%, 10/1/26  980 930
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 1,230 1,063
JPMorgan Chase, VR, 3.782%, 2/1/28  (2) 990 947
JPMorgan Chase, VR, 3.882%, 7/24/38  (2) 1,405 1,241
KeyCorp, 2.25%, 4/6/27  1,950 1,698
M&T Bank, 3.55%, 7/26/23  2,140 2,128
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  (3) 2,200 2,080
Morgan Stanley, 3.125%, 7/27/26  2,000 1,901
Morgan Stanley, 4.10%, 5/22/23  1,290 1,290
Morgan Stanley, 4.30%, 1/27/45  750 670
Morgan Stanley, 6.25%, 8/9/26  175 181
Morgan Stanley, VR, 2.188%, 4/28/26  (2) 1,410 1,328
Morgan Stanley, VR, 3.971%, 7/22/38  (2) 830 727
NatWest Group, VR, 4.519%, 6/25/24  (2) 2,050 2,043
PNC Bank, 3.50%, 6/8/23  2,025 2,022
PNC Financial Services Group, VR, 4.758%, 1/26/27  (2) 1,920 1,892
Santander Holdings USA, VR, 6.499%, 3/9/29  (2) 885 888
State Street, 3.10%, 5/15/23  265 265
State Street, VR, 4.857%, 1/26/26  (2) 640 640
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,775
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,591
Truist Financial, 1.95%, 6/5/30  (3) 1,470 1,188

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Group, VR, 1.364%, 1/30/27  (1)(2) 1,700 1,504
Wells Fargo, VR, 2.188%, 4/30/26  (2) 1,655 1,561
Wells Fargo, VR, 2.393%, 6/2/28  (2) 2,415 2,178
80,571
Brokerage Asset Managers Exchanges 0.1%
Eaton Vance, 3.625%, 6/15/23  25 25
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,379
1,404
Finance Companies 0.4%
AerCap Ireland Capital, 4.875%, 1/16/24  825 813
AerCap Ireland Capital, 6.50%, 7/15/25  655 662
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 495 480
GATX, 4.35%, 2/15/24  2,355 2,331
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 525 513
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 329 328
5,127
Insurance 2.2%
AIA Group, 3.20%, 3/11/25  (1) 510 496
Allstate, 6.125%, 12/15/32  150 164
American International Group, 3.875%, 1/15/35  425 379
Aon, 3.875%, 12/15/25  405 398
Aon Corp., 5.00%, 9/12/32  3,075 3,099
Chubb INA Holdings, 3.35%, 5/15/24  550 541
Elevance Health, 4.55%, 3/1/48  1,135 1,021
Elevance Health, 4.65%, 1/15/43  485 456
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,564
First American Financial, 4.60%, 11/15/24  410 404
High Street Funding Trust I, 4.111%, 2/15/28  (1) 1,100 1,054
Humana, 2.15%, 2/3/32  1,050 852
Humana, 3.70%, 3/23/29  880 831
Liberty Mutual Group, 4.50%, 6/15/49  (1) 1,670 1,315
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,370 1,179
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,881
New York Life Insurance, 3.75%, 5/15/50  (1) 1,415 1,130
Principal Financial Group, 2.125%, 6/15/30  1,900 1,585
Principal Financial Group, 3.40%, 5/15/25  1,215 1,179
Principal Financial Group, 3.70%, 5/15/29  10 9
Protective Life Global Funding, 1.17%, 7/15/25  (1) 2,345 2,150
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47  (1) 1,400 1,181
Travelers, 6.25%, 6/15/37  225 253
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,674
UnitedHealth Group, 3.75%, 7/15/25  400 395
UnitedHealth Group, 4.75%, 7/15/45  900 879

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Willis North America, 4.50%, 9/15/28  1,110 1,078
27,156
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,490
Boston Properties, 3.125%, 9/1/23  900 892
Brixmor Operating Partnership, 3.90%, 3/15/27  495 462
Brixmor Operating Partnership, 4.05%, 7/1/30  760 686
Essex Portfolio, 2.65%, 3/15/32  (3) 660 543
Essex Portfolio, 4.50%, 3/15/48  1,455 1,209
Federal Realty Investment Trust, 2.75%, 6/1/23  1,000 996
Healthcare Realty Holdings, 3.625%, 1/15/28  605 552
Healthpeak OP, 2.125%, 12/1/28  710 614
Healthpeak OP, 2.875%, 1/15/31  420 362
Kilroy Realty, 3.45%, 12/15/24  750 716
Kilroy Realty, 4.375%, 10/1/25  335 309
Life Storage, 4.00%, 6/15/29  15 14
Prologis, 4.00%, 9/15/28  2,110 2,060
Public Storage, 1.95%, 11/9/28  1,285 1,130
Realty Income, 2.20%, 6/15/28  685 614
Realty Income, 3.95%, 8/15/27  835 803
Realty Income, 4.625%, 11/1/25  1,775 1,758
Regency Centers, 3.60%, 2/1/27  350 335
Regency Centers, 4.125%, 3/15/28  520 495
Simon Property Group, 3.80%, 7/15/50  2,830 2,131
18,181
Total Financial Institutions 132,439
INDUSTRIAL 14.0%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 140
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 533
LYB International Finance II, 3.50%, 3/2/27  1,000 958
Nucor, 2.70%, 6/1/30  775 684
Nucor, 3.95%, 5/1/28  1,405 1,366
Nutrien, 4.00%, 12/15/26  525 511
Packaging Corp. of America, 3.65%, 9/15/24  395 388
4,580
Capital Goods 0.3%
Amphenol, 4.75%, 3/30/26  310 312
CRH America Finance, 3.95%, 4/4/28  (1) 1,700 1,637
General Dynamics, 3.25%, 4/1/25  35 34
L3Harris Technologies, 3.832%, 4/27/25  295 289
Lockheed Martin, 3.60%, 3/1/35  240 222
Lockheed Martin, 4.07%, 12/15/42  184 169
Raytheon Technologies, 7.20%, 8/15/27  200 223

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Republic Services, 2.50%, 8/15/24  20 19
Republic Services, 3.375%, 11/15/27  585 564
Vulcan Materials, 4.50%, 6/15/47  5 4
3,473
Communications 2.5%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,341
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,398
America Movil SAB de CV, 6.375%, 3/1/35  300 335
American Tower, 2.40%, 3/15/25  1,010 962
AT&T, 2.25%, 2/1/32  3,500 2,854
AT&T, 4.35%, 3/1/29  1,020 1,000
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,907
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,137
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,218
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 68
Comcast, 3.95%, 10/15/25  845 835
Crown Castle, 2.25%, 1/15/31  1,665 1,380
Crown Castle International, 3.70%, 6/15/26  700 675
Crown Castle Towers, 3.663%, 5/15/25  (1) 195 188
Interpublic Group, 4.20%, 4/15/24  410 404
Omnicom Group, 3.60%, 4/15/26  695 676
Omnicom Group, 3.65%, 11/1/24  460 451
Rogers Communications, 3.625%, 12/15/25  335 322
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,005 959
T-Mobile USA, 3.75%, 4/15/27  3,565 3,423
Time Warner Cable, 6.55%, 5/1/37  235 230
Time Warner Cable, 6.75%, 6/15/39  275 267
Verizon Communications, 1.68%, 10/30/30  625 503
Verizon Communications, 2.65%, 11/20/40  3,200 2,260
Verizon Communications, 4.00%, 3/22/50  1,500 1,233
Verizon Communications, 4.272%, 1/15/36  745 691
Vodafone Group, 4.25%, 9/17/50  700 572
Vodafone Group, 4.875%, 6/19/49  20 18
Walt Disney, 3.70%, 10/15/25  285 281
Warnermedia Holdings, 5.05%, 3/15/42  (1) 1,570 1,297
Weibo, 3.50%, 7/5/24  1,275 1,248
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,317
31,459
Consumer Cyclical 2.0%
Alibaba Group Holding, 4.00%, 12/6/37  (3) 2,300 1,998
Amazon.com, 2.80%, 8/22/24  585 572
AutoZone, 1.65%, 1/15/31  2,000 1,602
AutoZone, 3.125%, 4/18/24  (3) 2,320 2,272
AutoZone, 3.125%, 4/21/26  445 426
AutoZone, 3.75%, 6/1/27  20 19

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Booking Holdings, 3.65%, 3/15/25  810 795
General Motors, 4.00%, 4/1/25  1,090 1,064
Home Depot, 5.875%, 12/16/36  3,000 3,371
Hyundai Capital America, 1.30%, 1/8/26  (1) 1,510 1,366
Hyundai Capital America, 5.50%, 3/30/26  (1) 820 823
McDonald's, 1.45%, 9/1/25  935 874
McDonald's, 3.30%, 7/1/25  15 15
Mercedes-Benz Finance North America, 4.80%, 3/30/26  (1) 1,930 1,945
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,394
Ross Stores, 1.875%, 4/15/31  300 243
Ross Stores, 4.60%, 4/15/25  3,575 3,567
TJX, 1.60%, 5/15/31  1,425 1,172
24,537
Consumer Non-Cyclical 4.5%
Abbott Laboratories, 3.40%, 11/30/23  784 778
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,588
AbbVie, 3.20%, 5/14/26  225 217
AbbVie, 4.45%, 5/14/46  1,280 1,154
AbbVie, 4.50%, 5/14/35  1,235 1,205
AbbVie, 4.70%, 5/14/45  1,385 1,298
Altria Group, 2.35%, 5/6/25  250 238
Amgen, 2.60%, 8/19/26  1,275 1,200
Amgen, 2.77%, 9/1/53  1,239 790
Amgen, 5.15%, 3/2/28  1,615 1,655
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 32
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,379
Banner Health, 1.897%, 1/1/31  850 704
Banner Health, 2.913%, 1/1/51  35 24
BAT Capital, 4.39%, 8/15/37  1,515 1,240
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,898
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,081
Biogen, 2.25%, 5/1/30  2,885 2,441
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 961
Cardinal Health, 3.41%, 6/15/27  1,405 1,344
Cardinal Health, 3.75%, 9/15/25  905 882
Centra Health, 4.70%, 1/1/48  25 22
Cigna Group, 3.00%, 7/15/23  340 338
Cigna Group, 3.75%, 7/15/23  1,005 1,001
CommonSpirit Health, 2.76%, 10/1/24  865 840
CommonSpirit Health, 2.782%, 10/1/30  980 844
CommonSpirit Health, 3.91%, 10/1/50  40 32
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 923
CVS Health, 2.70%, 8/21/40  2,425 1,734
CVS Health, 5.125%, 7/20/45  925 870

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Evernorth Health, 3.00%, 7/15/23  20 20
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,489
Hasbro, 3.00%, 11/19/24  1,395 1,351
Hasbro, 3.55%, 11/19/26  1,920 1,817
HCA, 4.125%, 6/15/29  1,695 1,604
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 892
JDE Peet's, 1.375%, 1/15/27  (1) 1,245 1,085
Keurig Dr Pepper, 2.55%, 9/15/26  450 421
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,413
McKesson, 5.25%, 2/15/26  3,635 3,646
MedStar Health, Series 20A, 3.626%, 8/15/49  920 714
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 523
Nestle Holdings, 4.85%, 3/14/33  (1) 2,700 2,824
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,024
PerkinElmer, 1.90%, 9/15/28  1,575 1,358
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,725 1,557
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  659 652
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 368
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,965
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,491
55,932
Energy 1.8%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,864
Boardwalk Pipelines, 4.45%, 7/15/27  230 225
Boardwalk Pipelines, 4.95%, 12/15/24  380 374
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,254
Cameron LNG, 2.902%, 7/15/31  (1) 520 463
Cameron LNG, 3.701%, 1/15/39  (1) 430 362
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,330
Enbridge, 4.00%, 10/1/23  420 417
Enbridge, 4.25%, 12/1/26  355 350
Enbridge, 5.50%, 12/1/46  555 534
Enbridge Energy Partners, 5.50%, 9/15/40  170 164
Energy Transfer, 3.75%, 5/15/30  680 625
Energy Transfer, 5.25%, 4/15/29  1,105 1,108
Eni, Series X-R, 4.00%, 9/12/23  (1) 620 613
Kinder Morgan, 5.20%, 6/1/33  1,800 1,788
MPLX, 5.65%, 3/1/53  1,600 1,533
Pioneer Natural Resources, 1.125%, 1/15/26  695 634
Pioneer Natural Resources, 5.10%, 3/29/26  635 641
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 788
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 634
Spectra Energy Partners, 3.375%, 10/15/26  460 439
Spectra Energy Partners, 4.75%, 3/15/24  25 25
TotalEnergies Capital International, 2.434%, 1/10/25  40 39

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
TransCanada PipeLines, 6.203%, 3/9/26  3,340 3,351
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 692
Williams, 4.85%, 3/1/48  190 168
Woodside Finance, 3.70%, 9/15/26  (1) 330 317
Woodside Finance, 3.70%, 3/15/28  (1) 435 407
Woodside Finance, 4.50%, 3/4/29  (1) 1,435 1,385
22,524
Industrial Other 0.2%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,310
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 891
President & Fellows of Harvard College, 3.619%, 10/1/37  385 343
2,544
Technology 1.5%
Apple, 3.20%, 5/13/25  45 44
Baidu, 3.875%, 9/29/23  1,555 1,547
Fiserv, 3.20%, 7/1/26  10 10
Keysight Technologies, 4.55%, 10/30/24  1,427 1,418
Micron Technology, 4.185%, 2/15/27  805 779
Moody's, 2.00%, 8/19/31  (3) 1,660 1,361
NXP, 3.15%, 5/1/27  395 370
QUALCOMM, 3.25%, 5/20/27  1,004 971
RELX Capital, 3.00%, 5/22/30  1,120 1,007
Roper Technologies, 2.00%, 6/30/30  575 477
Roper Technologies, 2.95%, 9/15/29  685 619
Roper Technologies, 3.80%, 12/15/26  660 643
ServiceNow, 1.40%, 9/1/30  3,710 2,995
Texas Instruments, 1.375%, 3/12/25  (3) 655 620
Thomson Reuters, 3.35%, 5/15/26  225 215
VMware, 1.40%, 8/15/26  3,475 3,099
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  (3) 2,684 2,778
18,958
Transportation 0.8%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  483 426
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  590 578
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  29 25
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 113
Canadian National Railway, 6.25%, 8/1/34  95 107
Canadian Pacific Railway, 1.75%, 12/2/26  845 770
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,039
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 893
Canadian Pacific Railway, 4.70%, 5/1/48  720 666
ERAC USA Finance, 3.85%, 11/15/24  (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45  (1) 260 233
ERAC USA Finance, 4.90%, 5/1/33  (1) 1,595 1,588
Kansas City Southern, 3.00%, 5/15/23  355 355

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Transurban Finance, 2.45%, 3/16/31  (1) 1,820 1,514
Transurban Finance, 3.375%, 3/22/27  (1) 235 222
Transurban Finance, 4.125%, 2/2/26  (1) 185 180
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  649 575
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  969 835
10,134
Total Industrial 174,141
UTILITY 1.8%
Electric 1.6%
Ausgrid Finance, 3.85%, 5/1/23  (1) 1,120 1,120
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 191
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 117
CMS Energy, 4.875%, 3/1/44  635 592
Duke Energy, 2.65%, 9/1/26  355 333
Duke Energy, 3.75%, 9/1/46  280 220
Duke Energy Florida, 6.35%, 9/15/37  170 191
Duke Energy Progress, 5.35%, 3/15/53  600 627
Duke Energy Progress, 6.30%, 4/1/38  100 113
Exelon, 3.40%, 4/15/26  1,815 1,748
Metropolitan Edison, 4.30%, 1/15/29  (1) 2,320 2,230
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 1,765 1,711
Mississippi Power, 3.95%, 3/30/28  905 873
Nevada Power, Series N, 6.65%, 4/1/36  400 459
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,737
PacifiCorp, 4.125%, 1/15/49  1,400 1,205
PacifiCorp, 6.25%, 10/15/37  90 101
PECO Energy, 5.95%, 10/1/36  150 164
Public Service Electric & Gas, 5.70%, 12/1/36  180 189
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 181
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,535
Southern, 4.40%, 7/1/46  1,935 1,698
Tampa Electric, 6.15%, 5/15/37  700 734
Vistra Operations, 3.55%, 7/15/24  (1) 1,285 1,245
19,314
Natural Gas 0.2%
APA Infrastructure, 4.25%, 7/15/27  (1)(3) 385 374
NiSource, 1.70%, 2/15/31  1,280 1,026
NiSource, 3.49%, 5/15/27  710 681
NiSource, 3.95%, 3/30/48  1,000 820
Southern California Gas, Series KK, 5.75%, 11/15/35  140 148
3,049
Total Utility 22,363
Total Corporate Bonds
(Cost $359,748) 328,943

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Local Authorities 0.5%
Province of Alberta, 3.30%, 3/15/28  1,605 1,562
Province of Manitoba, Series GX, 2.60%, 4/16/24  1,507 1,475
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,494
Province of Quebec, Series PD, 7.50%, 9/15/29  104 124
Province of Quebec, Series QO, 2.875%, 10/16/24  35 34
5,689
Owned No Guarantee 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 295 277
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31  (1) 570 527
Pertamina Persero, 4.30%, 5/20/23  (1) 650 649
Perusahaan Gas Negara, 5.125%, 5/16/24  (1) 405 404
State Grid Overseas Investment, 3.75%, 5/2/23  (1) 1,155 1,155
3,012
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30  (1) 730 723
Republic of Colombia, 4.00%, 2/26/24  (3) 260 256
Republic of Poland, 3.25%, 4/6/26  890 869
United Mexican States, 2.659%, 5/24/31  5,154 4,364
6,212
Total Foreign Government Obligations & Municipalities
(Cost $15,799) 14,913
MUNICIPAL SECURITIES 3.4%
California 0.5%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 858
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 1,017
California, Build America, GO, 7.625%, 3/1/40  1,350 1,760
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33  (4) 250 251
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 843
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 512
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 322
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 557
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 519
6,639

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,176
1,176
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,737 1,946
1,946
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,580
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 546
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 354
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 529
3,009
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,689
1,689
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,391
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 368
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,287
3,046
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 1,993
1,993
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,283
1,283
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 810
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 782
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,418
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 186
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 532
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
5.508%, 8/1/37  35 37
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 40
3,805

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,279
2,279
Oregon 0.2%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,911
1,911
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  510 500
500
South Carolina 0.1%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  (5) 645 635
635
Texas 0.5%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,199
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 11
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2, 5.169%,
4/1/41  705 767
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 2,024
6,044
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 17
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,416
1,433
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 529
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  540 581
1,110
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,819
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,595
3,414
Total Municipal Securities
(Cost $46,875) 41,912

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.0%
Collateralized Mortgage Obligations 2.1%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65  (1) 370 331
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 1,298 1,086
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 1,036 874
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51  (1) 1,096 938
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 1,279 1,096
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 385 359
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 6.22%, 1/25/30  53 53
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 6.02%, 2/25/30  6 6
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.815%, 12/25/41  (1) 432 428
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.124%, 1/25/43  (1) 1,054 1,058
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 426 367
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 173 160
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 366 333
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 56 51

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.929%, 10/25/50  (1) 1,168 1,002
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 779 738
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60  (1) 257 232
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59  (1) 159 147
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 6.12%, 10/25/59  (1) 68 66
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.20%, 12/25/49  (1) 2,197 1,834
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 122 115
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 32 31
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 607 576
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 476 421
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 5.615%, 8/25/33  (1) 1 1
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 6.315%, 10/25/41  (1) 1,210 1,165
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 5.665%, 11/25/41  (1) 1,766 1,743
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.815%, 4/25/42  (1) 1,980 1,986
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 6.915%, 3/25/42  (1) 1,654 1,654
Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 6.924%, 3/25/43  (1) 214 214

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 271 261
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59  (1) 541 516
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 1,624 1,536
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 641 549
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 3,119 2,669
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68  (1) 1,861 1,867
26,463
Commercial Mortgage-Backed Securities 3.8%
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 7.088%, 10/15/37  (1) 3,285 3,175
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.164%, 11/15/34  (1) 545 277
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.544%, 10/15/34  (1) 1,890 1,857
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52  (1) 760 679
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 462
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 848
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35  (1) 960 830
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 864
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 421

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 6.248%, 11/15/37  (1) 1,298 1,266
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,634
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  896 864
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,733
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29  (1) 1,195 1,128
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36  (1) 2,315 2,196
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.038%, 12/15/36  (1) 3,110 3,055
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.637%, 12/15/36  (1) 10 10
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 701
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,639
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 6.318%, 10/15/33  (1) 1,625 1,478
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.105%, 4/15/38  (1) 3,975 3,853
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 665
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,315
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 277

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 2,780 2,351
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 673
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,930
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36  (1) 1,835 1,602
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M USD LIBOR + 1.50%, 6.448%, 5/15/38  (1) 1,695 1,443
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,122
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 24
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,316
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 2,010
47,736
Residential Mortgage 0.1%
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62  (1) 225 218
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56  (1) 31 31
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57  (1) 183 175
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58  (1) 88 86
510
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $81,915) 74,709

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.1%
U.S. Government Agency Obligations 21.7%
Federal Home Loan Mortgage
2.206%, 6/25/25  402 392
2.50%, 4/1/30 - 6/1/30  579 549
2.952%, 2/25/27  466 454
3.00%, 12/1/42 - 4/1/47  2,979 2,734
3.50%, 3/1/42 - 3/1/46  2,304 2,194
4.00%, 9/1/40 - 8/1/45  834 815
4.50%, 8/1/39 - 10/1/41  427 429
5.00%, 7/1/25 - 8/1/40  320 327
5.50%, 1/1/35 - 12/1/39  92 95
6.00%, 10/1/32 - 8/1/38  76 79
6.50%, 4/1/24 - 1/1/36  41 42
7.00%, 11/1/30 - 6/1/32  4 4
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
3.71%, 9/25/32  4,545 4,382
4.43%, 2/25/33  3,725 3,798
12M USD LIBOR + 1.625%, 3.329%, 4/1/37  19 19
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  9 9
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  6 6
12M USD LIBOR + 1.827%, 4.202%, 2/1/37  9 9
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  15 15
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  11 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  742 136
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,466 2,169
2.00%, 3/1/42 - 5/1/52  36,078 30,126
2.50%, 3/1/42 - 5/1/52  27,889 24,241
3.00%, 3/1/35 - 6/1/52  6,980 6,430
3.50%, 5/1/31 - 1/1/52  3,141 2,954
4.00%, 6/1/37 - 2/1/50  3,155 3,049
4.50%, 9/1/37 - 5/1/50  234 231
5.00%, 12/1/41 - 10/1/49  1,184 1,195
Federal National Mortgage Assn.
3.50%, 6/1/43  7 6
4.00%, 11/1/40  398 385
4.50%, 7/1/40  4 4
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  5 5
12M USD LIBOR + 1.601%, 3.713%, 7/1/36  10 10
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  2 2
12M USD LIBOR + 1.855%, 4.105%, 1/1/37  2 1

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., TBA, UMBS  (6)
2.00%, 5/15/38  1,915 1,728
5.50%, 5/1/53  2,895 2,919
6.50%, 6/1/53  2,975 3,068
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,672 6,618
2.00%, 8/1/28 - 5/1/52  47,697 40,274
2.50%, 5/1/30 - 4/1/52  37,042 32,656
3.00%, 10/1/32 - 3/1/52  30,886 28,414
3.50%, 11/1/25 - 1/1/52  20,496 19,392
4.00%, 6/1/37 - 9/1/52  13,304 12,944
4.50%, 9/1/35 - 8/1/52  11,860 11,761
5.00%, 11/1/33 - 8/1/52  2,577 2,606
5.50%, 12/1/34 - 5/1/44  2,847 2,950
6.00%, 2/1/33 - 2/1/53  8,533 8,792
6.50%, 5/1/31 - 9/1/38  181 191
7.00%, 2/1/24 - 11/1/36  11 11
7.50%, 12/1/30  — —
UMBS, TBA  (6)
2.00%, 5/1/53  5,685 4,729
2.50%, 5/1/53  4,010 3,472
269,832
U.S. Government Obligations 7.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,423 1,244
2.00%, 3/20/51 - 5/20/52  17,867 15,318
2.50%, 8/20/50 - 1/20/52  18,732 16,557
3.00%, 9/15/42 - 6/20/52  15,250 13,991
3.50%, 9/15/41 - 1/20/49  9,831 9,372
4.00%, 2/15/41 - 10/20/52  7,558 7,325
4.50%, 9/15/34 - 10/20/52  5,565 5,519
5.00%, 1/20/33 - 6/20/49  3,607 3,654
5.50%, 10/20/32 - 3/20/49  1,314 1,348
6.00%, 8/15/33 - 4/15/36  15 16
6.50%, 10/15/25 - 8/15/29  3 4
7.00%, 11/20/52 - 1/20/53  1,136 1,173
7.50%, 12/15/23 - 3/15/32  33 33
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., ARM
2.625%, 7/20/23  — —
1Y CMT + 1.50%, 2.625%, 8/20/23  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  85 80
3.50%, 10/20/50  1,015 883

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA  (6)
5.50%, 5/15/53  6,000 6,040
6.00%, 5/15/53  7,285 7,393
6.50%, 5/20/53  1,915 1,962
91,912
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $387,569) 361,744
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 30.1%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  (3) 342 389
Federal National Mortgage Assn., 6.625%, 11/15/30  500 597
986
U.S. Treasury Obligations 30.0%
U.S. Treasury Bonds, 1.75%, 8/15/41  1,900 1,381
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,874
U.S. Treasury Bonds, 2.00%, 2/15/50  (7) 30,320 21,508
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,904
U.S. Treasury Bonds, 2.25%, 8/15/49  50 38
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 5,427
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 1,091
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,860
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,852
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,423
U.S. Treasury Bonds, 3.00%, 11/15/44  615 539
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,648
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 5,975
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 3,007
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,744
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 13,816
U.S. Treasury Bonds, 3.00%, 8/15/48  60 52
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,688
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 7,390
U.S. Treasury Bonds, 3.375%, 8/15/42  12,750 12,005
U.S. Treasury Bonds, 3.625%, 8/15/43  2,390 2,330
U.S. Treasury Bonds, 3.625%, 2/15/53  4,230 4,194
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 2,063
U.S. Treasury Bonds, 4.00%, 11/15/42  4,035 4,155
U.S. Treasury Bonds, 4.00%, 11/15/52  4,640 4,925
U.S. Treasury Bonds, 4.375%, 5/15/41  20 22
U.S. Treasury Bonds, 4.75%, 2/15/41  35 40
U.S. Treasury Notes, 0.125%, 8/31/23  6,335 6,232
U.S. Treasury Notes, 0.375%, 4/30/25  3,760 3,496
U.S. Treasury Notes, 0.50%, 8/31/27  50 44

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.75%, 3/31/26  16,685 15,337
U.S. Treasury Notes, 0.875%, 6/30/26  27,760 25,444
U.S. Treasury Notes, 1.25%, 8/15/31  16,505 13,962
U.S. Treasury Notes, 1.50%, 11/30/24  14,600 13,975
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 16,187
U.S. Treasury Notes, 1.875%, 2/15/32  11,370 10,050
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,295
U.S. Treasury Notes, 2.50%, 4/30/24  21,940 21,439
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,685
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 13,247
U.S. Treasury Notes, 3.50%, 2/15/33  4,510 4,537
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,512
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 8,294
U.S. Treasury Notes, 4.125%, 10/31/27  34,035 34,827
U.S. Treasury Notes, 4.125%, 11/15/32  5,635 5,948
U.S. Treasury Notes, 4.625%, 2/28/25  30,000 30,248
373,710
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $400,053) 374,696
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 4.83%  (8)(9) 43,827 43,827
Total Short-Term Investments
(Cost $43,827) 43,827
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.83%  (8)(9) 3,022 3,022
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3,022

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.83%  (8)(9) 6,942 6,942
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 6,942
Total Securities Lending Collateral
(Cost $9,964) 9,964
Total Investments in Securities
103.6% of Net Assets
(Cost $1,387,269) $ 1,289,805
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$132,655 and represents 10.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at April 30, 2023.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
(6) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $31,311 and represents 2.5% of net assets.
(7) At April 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 720 U.S. Treasury Notes five year contracts 6/23 79,014 $ 1,667
Long, 48 U.S. Treasury Notes ten year contracts 6/23 5,530 167
Net payments (receipts) of variation margin to date (1,620)
Variation margin receivable (payable) on open futures contracts $ 214

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ — $ — $ 591++
Totals $ —# $ — $ 591+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government
Reserve Fund, 4.83% $ 29,879  ¤   ¤ $ 53,791
Total $ 53,791^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $591 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,791.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,387,269) $ 1,289,805
Interest receivable 8,398
Receivable for investment securities sold 7,635
Receivable for shares sold 1,087
Variation margin receivable on futures contracts 214
Due from affiliates 19
Other assets 54
Total assets 1,307,212
Liabilities
Payable for investment securities purchased 50,526
Obligation to return securities lending collateral 9,964
Payable for shares redeemed 1,149
Investment management fees payable 71
Other liabilities 448
Total liabilities 62,158
NET ASSETS $ 1,245,054

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (159,723)
Paid-in capital applicable to 126,957,675 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,404,777
NET ASSETS $ 1,245,054
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $651,646; Shares outstanding: 66,466,438) $ 9.80
I Class
(Net assets: $543,334; Shares outstanding: 55,383,263) $ 9.81
Z Class
(Net assets: $50,074; Shares outstanding: 5,107,974) $ 9.80

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
    Interest $ 20,686
Dividend 591
Securities lending 40
Total income 21,317
Expenses
Investment management 418
Shareholder servicing
Investor Class $ 486
I Class 87 573
Prospectus and shareholder reports
Investor Class 27
I Class 2 29
Custody and accounting 116
Registration 28
Legal and audit 16
Directors 2
Miscellaneous 9
Waived / paid by Price Associates (85)
Total expenses 1,106
Net investment income 20,211

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,241)
Futures (3,737)
Net realized loss (9,978)
Change in net unrealized gain / loss
Securities 63,286
Futures 5,667
Change in net unrealized gain / loss 68,953
Net realized and unrealized gain / loss 58,975
INCREASE IN NET ASSETS FROM OPERATIONS
$ 79,186

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,211 $ 31,913
Net realized loss (9,978) (54,249)
Change in net unrealized gain / loss 68,953 (214,793)
Increase (decrease) in net assets from operations 79,186 (237,129)
Distributions to shareholders
Net earnings
Investor Class (10,402) (19,551)
I Class (9,130) (11,871)
Z Class (649) (473)
Decrease in net assets from distributions (20,181) (31,895)
Capital share transactions
*
Shares sold
Investor Class 157,203 529,830
I Class 40,093 409,416
Z Class 25,933 34,439
Distributions reinvested
Investor Class 9,975 18,537
I Class 8,327 10,791
Z Class 649 473
Shares redeemed
Investor Class (97,856) (1,139,667)
I Class (41,056) (86,804)
Z Class (2,980) (8,285)
Increase (decrease) in net assets from capital share
transactions 100,288 (231,270)

T. ROWE PRICE QM U.S. Bond Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Increase (decrease) during period 159,293 (500,294)
Beginning of period 1,085,761 1,586,055
End of period $ 1,245,054 $ 1,085,761
*Share information (000s)
Shares sold
Investor Class 16,538 51,382
I Class 4,143 37,917
Z Class 2,678 3,274
Distributions reinvested
Investor Class 1,029 1,775
I Class 859 1,063
Z Class 67 47
Shares redeemed
Investor Class (10,188) (108,927)
I Class (4,238) (8,433)
Z Class (308) (815)
Increase (decrease) in shares outstanding 10,580 (22,717)

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. The fund has three classes of shares: the QM U.S. Bond Index Fund (Investor Class), the QM
U.S. Bond Index Fund–I Class (I Class) and the QM U.S. Bond Index Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest

T. ROWE PRICE QM U.S. Bond Index Fund

income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE QM U.S. Bond Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE QM U.S. Bond Index Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. Bond Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,236,014 $ — $ 1,236,014
Short-Term Investments 43,827 — — 43,827
Securities Lending Collateral 9,964 — — 9,964
Total Securities 53,791 1,236,014 — 1,289,805
Futures Contracts* 1,834 — — 1,834
Total $ 55,625 $ 1,236,014 $ — $ 1,291,639
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,834
*
Total $ 1,834
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
April 30, 2023, securities valued at $1,468,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (3,737)
Total $ (3,737)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 5,667
Total $ 5,667

T. ROWE PRICE QM U.S. Bond Index Fund

target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
April 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 8% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE QM U.S. Bond Index Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2023, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE QM U.S. Bond Index Fund

Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing

T. ROWE PRICE QM U.S. Bond Index Fund

fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was $9,683,000;
the value of cash collateral and related investments was $9,964,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $47,720,000 and $30,644,000, respectively, for the six months ended April 30, 2023. Purchases and sales of U.S. government securities aggregated $401,380,000 and $322,736,000, respectively, for the six months ended
April 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $53,673,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,391,336,000. Net unrealized loss aggregated $99,697,000 at period-end, of which $7,873,000 related to appreciated investments and $107,570,000 related to depreciated investments.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place

T. ROWE PRICE QM U.S. Bond Index Fund

indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the Investor Class, I Class and Z Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2023.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $305,000 remain subject to repayment by the fund at April 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 02/28/25 02/28/25 N/A
(Waived)/repaid during the period ($000s) $(36) $(31) $(18)

T. ROWE PRICE QM U.S. Bond Index Fund

Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
April 30, 2023, expenses incurred pursuant to these service agreements were $57,000 for Price Associates; $272,000 for T. Rowe Price Services, Inc.; and $35,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2023, the fund was charged $29,000 for shareholder servicing costs related to the college savings plans, of which $118,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At April 30,
2023, approximately 22% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At April 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE QM U.S. Bond Index Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE QM U.S. Bond Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE QM U.S. Bond Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE QM U.S. Bond Index Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee and a restructure from an all-
inclusive management fee that provides for potential future economies of scale through a decline in operating expenses as the fund grows in size.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the Investor Class’s total expense ratio or the I Class’s operating expenses to exceed a certain percentage based on the fund’s net assets. The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The
Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE QM U.S. Bond Index Fund

operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the
Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile
(Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE QM U.S. Bond Index Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F134-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023